Reserves (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Reserves Abstract
Schedule of reserves

		Consolidated Group
	Notes	2024 A$ (As Previously Stated)	2024 A$ (As Restated)	2023 A$	2022 A$
Foreign currency translation reserve	(a)
Opening balance at 1 July		120,770	120,770	143,780	192,233
Exchange differences arising from foreign operations		3,023	3,023	(23,010)	(48,453)
Closing balance at 30 June		123,793	123,793	120,770	143,780

Share option reserve	(b)
Opening balance at 1 July		2,284,163	2,284,163	5,021,974	3,603,916
Equity-settled employee benefits		2,438,604	1,391,168	1,774,645	3,758,700
Equity-settled supplier payments		-	-	146,236	899,992
Warrants		363,282	363,282	363,282	363,282
Closing balance at 30 June		2,801,886	1,754,450	2,284,163	5,021,974

Convertible note reserve
Opening balance at 1 July		-	-	140,721	-
Convertible notes issued		-	-	-	140,721
Transfer to retained earnings on historical conversion of notes		-	-	(140,721)	-
Closing balance at 30 June		-	-	-	140,721

Total reserves		2,925,679	1,878,243	2,404,933	5,306,475

(a)	Foreign currency translation reserve

Exchange differences relating to the translation of the results and net assets of the Group’s foreign operations from their functional currencies to the Group’s presentation currency (ie Australian dollars) are recognised directly in other comprehensive income and accumulated in the foreign currency translation reserve.

(b)	Share option reserve

In relation to the Performance Rights the Company has issued and the restatement reported for the 30 June 2024 period. Refer to Notes 30 and 31.